INCOME TAXES - Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Canada
Operating Loss Carryforwards
Operating loss carryforward	$ 1,053,000
United States | Earliest Tax Year
Operating Loss Carryforwards
Operating loss carryforward	875,000
United States | Latest Tax Year
Operating Loss Carryforwards
Operating loss carryforward	$ 316,000